SCHEDULE OF FAIR VALUE HIERARCHY OF THE VALUATION INPUTS (Details) - Fair Value, Inputs, Level 3 [Member] - Distoken Acquisition Corporation [Member]	Feb. 17, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Representative Warrants	$ 12,075
Fair Value of Public Rights for ordinary shares subject to redemption allocation	3,305,100
Fair Value of Public Warrants for ordinary shares subject to redemption allocation	$ 1,104,000